Other Non-Current Assets	9 Months Ended
Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS
Other non-current assets comprise of the following:

(in thousands of $)	September 30, 2020	December 31, 2019
Operating lease right-of-use-assets	11,867	9,847
Oil derivative instrument (1)	6,240	45,640
Foreign exchange swap	—	214
Mark-to-market interest rate swaps	—	8
Other non-current assets (2)	15,985	24,700
	34,092	80,409

(1) "Oil derivative instrument" refers to a derivative embedded in the Hilli LTA. See note 2 of our consolidated financial statements for further details.
(2) "Other non-current assets" as of December 31, 2019 was mainly comprised of payments made for long lead items ordered in preparation for the conversion of the LNG Croatia into an FSRU. Upon entering the shipyard in January 2020, the LNG Croatia was classified as an asset under development and the aggregated long lead items of $16.2 million were reclassified to "Assets under development" (see note 11).